Stockholders' Equity - April 2017 Financing & Warrant Amendment (Q3) (Details) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Apr. 26, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 20, 2017 USD ($)
Class of Stock [Line Items]
Fair value of warrants recorded as equity						$ 800
Transaction costs		$ 637	$ 1,235	$ 1,392	$ 641
Warrants Not Settleable in Cash
Class of Stock [Line Items]
Fair value of warrants recorded as equity	$ 2,900
April 2017 Financing
Class of Stock [Line Items]
Warrant expiration period	5 years
Warrant exercise price (in usd per share) | $ / shares	$ 1.55
April 2017 Financing | Common Stock
Class of Stock [Line Items]
Net proceeds from financing transaction	$ 5,900
Transaction costs	1,100
April 2017 Financing Warrants | Warrants Not Settleable in Cash
Class of Stock [Line Items]
Fair value of warrants recorded as equity	$ 2,900
April 2017 Financing Warrants | April 2017 Financing | Option Pricing Model | Expected Dividend Rate
Class of Stock [Line Items]
Warrants, measurement input	0
April 2017 Financing Warrants | April 2017 Financing | Option Pricing Model | Risk-Free Interest Rate
Class of Stock [Line Items]
Warrants, measurement input	0.018
April 2017 Warrants | April 2017 Financing
Class of Stock [Line Items]
Warrant expiration period	5 years
Warrant exercise price (in usd per share) | $ / shares	$ 1.55
April 2017 Warrants | April 2017 Financing | Option Pricing Model | Expected Term
Class of Stock [Line Items]
Warrants, measurement input, term	5 years 23 days
April 2017 Warrants | April 2017 Financing | Option Pricing Model | Expected Volatility
Class of Stock [Line Items]
Warrants, measurement input	0.883
2017 Underwriter Warrants | April 2017 Financing
Class of Stock [Line Items]
Warrant expiration period	5 years
Warrant exercise price (in usd per share) | $ / shares	$ 1.75
2017 Underwriter Warrants | April 2017 Financing | Option Pricing Model | Expected Term
Class of Stock [Line Items]
Warrants, measurement input, term	5 years
2017 Underwriter Warrants | April 2017 Financing | Option Pricing Model | Expected Volatility
Class of Stock [Line Items]
Warrants, measurement input	0.887
H.C. Wainwright | April 2017 Financing | Common Stock
Class of Stock [Line Items]
Number of units sold in transaction (in shares) | shares	5,030,000